Intangible Assets (Tables)	3 Months Ended
Mar. 31, 2022
Goodwill And Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets

The Company’s intangible assets consisted of the following:

	March 31, 2022	December 31, 2021
Brands	$177,425	$176,225
Software development costs	823,553	805,697
Customer relationships	1,907,292	1,692,838
Computer software	35,226	35,257
	2,943,496	2,710,017
Less accumulated amortization on:
Brands	71,939	69,407
Software development costs	390,872	371,555
Customer relationships	527,474	505,732
Computer software	19,274	17,900
	1,009,559	964,594
Less accumulated impairment on:
Brands	8,464	8,464
Software development costs	84,947	84,947
Customer relationships	449,808	449,808
	543,219	543,219
Intangible assets, net	$1,390,718	$1,202,204